UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22930

USCF ETF TRUST

(Exact name of registrant as specified in charter)

1850 Mt. Diablo Boulevard, Suite 640 Walnut Creek, California 94596

(Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart P. Crumbaugh

1850 Mt. Diablo Boulevard, Suite 640

Walnut Creek, California 94596

(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS

USCF ETF TRUST
USCF SummerHaven SHPEI Index Fund
Schedule of Investments (Unaudited)
At September 30, 2018

	% of Total Net Assets	Shares	Market Value
Common Stocks	99.7%
Aerospace & Defense	0.4%
Triumph Group, Inc.	0.4%	481	$11,207

Agriculture	0.4%
Pyxus International, Inc.(a)	0.4%	515	11,845

Airlines	1.2%
Hawaiian Holdings, Inc.	0.4%	255	10,225
SkyWest, Inc.	0.4%	173	10,190
Spirit Airlines, Inc.(a)	0.4%	251	11,789
			32,204

Apparel	0.6%
Perry Ellis International, Inc.(a)	0.3%	326	8,910
Rocky Brands, Inc.	0.3%	315	8,915
			17,825

Auto Manufacturer	0.6%
REV Group, Inc.	0.3%	565	8,870
Wabash National Corp.	0.3%	480	8,750
			17,620

Auto Parts & Equipment	4.7%
Adient PLC	0.3%	192	7,548
American Axle & Manufacturing Holdings, Inc.(a)	0.4%	558	9,732
Commercial Vehicle Group, Inc.(a)	0.4%	1,254	11,487
Cooper Tire & Rubber Co.	0.4%	340	9,622
Cooper-Standard Holdings, Inc.(a)	0.3%	68	8,159
Dana, Inc.	0.3%	449	8,383
Goodyear Tire & Rubber Co. (The)	0.3%	391	9,145
Meritor, Inc.(a)	0.3%	419	8,112
Miller Industries, Inc.	0.4%	362	9,738
Modine Manufacturing Co.(a)	0.3%	520	7,748
Motorcar Parts of America, Inc.(a)	0.4%	463	10,857
Superior Industries International, Inc.	0.3%	525	8,951
Tenneco, Inc.	0.3%	208	8,765
Tower International, Inc.	0.3%	284	8,591
			126,838

Banks	10.8%
Auburn National Bancorporation, Inc.	0.2%	175	6,706
BancFirst Corp.	0.3%	150	8,992
Bancorp, Inc. (The)(a)	0.3%	839	8,046
Baycom Corp.(a)	0.4%	375	10,005
Cambridge Bancorp	0.4%	105	9,449
Capital City Bank Group, Inc.	0.3%	373	8,706

USCF ETF TRUST
USCF SummerHaven SHPEI Index Fund
Schedule of Investments (Unaudited) (Continued)
At September 30, 2018

	% of Total Net Assets	Shares	Market Value
Banks (continued)	10.8%
Chemung Financial Corp.	0.3%	185	$7,850
Civista Bancshares, Inc.	0.3%	373	8,986
First Community Bancshares, Inc.	0.4%	280	9,486
First Community Corp.	0.3%	362	8,760
First Financial Corp.	0.4%	197	9,889
First Guaranty Bancshares, Inc.	0.3%	344	8,837
MBT Financial Corp.	0.4%	813	9,187
Metropolitan Bank Holding Corp.(a)	0.3%	176	7,237
Mid Penn Bancorp, Inc.	0.3%	273	7,958
Middlefield Banc Corp.	0.3%	182	8,572
MidSouth Bancorp, Inc.	0.4%	669	10,303
National Bankshares, Inc.	0.3%	195	8,863
Nicolet Bankshares, Inc.(a)	0.3%	160	8,722
Northrim BanCorp, Inc.	0.4%	227	9,432
Oak Valley Bancorp	0.3%	437	8,587
OFG Bancorp	0.4%	637	10,288
Ohio Valley Banc Corp.	0.2%	174	6,377
Pacific Mercantile Bancorp(a)	0.3%	939	8,780
Peoples Bancorp of North Carolina, Inc.	0.3%	292	8,421
Preferred Bank	0.3%	137	8,014
Premier Financial Bancorp, Inc.	0.3%	459	8,487
Select Bancorp, Inc.(a)	0.3%	669	8,296
Shore Bancshares, Inc.	0.3%	475	8,465
Southern First Bancshares, Inc.(a)	0.3%	200	7,860
TrustCo Bank Corp. NY	0.3%	1,016	8,636
United Security Bancshares	0.3%	824	9,146
Unity Bancorp, Inc.	0.3%	393	9,000
Walker & Dunlop, Inc.	0.3%	163	8,619
			294,962

Biotechnology	0.6%
AMAG Pharmaceuticals, Inc.(a)	0.3%	434	8,680
XOMA Corp.(a)	0.3%	399	7,010
			15,690

Building Materials	1.3%
Armstrong Flooring, Inc.(a)	0.4%	644	11,656
Boise Cascade Co.	0.3%	202	7,434
Louisiana-Pacific Corp.	0.3%	333	8,821
Quanex Building Products Corp.	0.3%	507	9,227
			37,138

Chemicals	2.2%
AdvanSix, Inc.(a)	0.3%	246	8,352
Hawkins, Inc.	0.4%	249	10,321
Koppers Holdings, Inc.(a)	0.3%	237	7,383
Kraton Corp.(a)	0.3%	196	9,241
Kronos Worldwide, Inc.	0.2%	411	6,679
OMNOVA Solutions, Inc.(a)	0.3%	901	8,875

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At September 30, 2018

	% of Total Net Assets	Shares	Market Value
Chemicals (continued)	2.2%
Stepan Co.	0.4%	116	$10,093
			60,944

Coal	1.3%
CONSOL Energy, Inc.(a)	0.4%	240	9,794
Hallador Energy Co.	0.3%	1,435	8,926
SunCoke Energy, Inc.(a)	0.3%	673	7,820
Warrior Met Coal, Inc.	0.3%	337	9,112
			35,652

Commercial Services	4.9%
American Public Education, Inc.(a)	0.3%	209	6,907
Avis Budget Group, Inc.(a)	0.3%	276	8,871
BG Staffing, Inc.	0.4%	408	11,098
Cardtronics PLC - Class A(a)	0.4%	353	11,169
Ennis, Inc.	0.3%	443	9,059
H&R Block, Inc.	0.4%	391	10,068
Herc Holdings, Inc.(a)	0.3%	162	8,294
Hertz Global Holdings, Inc.(a)	0.3%	568	9,275
K12, Inc.(a)	0.3%	519	9,186
LSC Communications, Inc.	0.3%	629	6,957
ManpowerGroup, Inc.	0.3%	105	9,026
Rent-A-Center, Inc.(a)	0.3%	630	9,059
RR Donnelley & Sons Co.	0.3%	1,624	8,770
SP Plus Corp.(a)	0.3%	246	8,979
Vectrus, Inc.(a)	0.4%	300	9,357
			136,075

Computers	2.3%
Convergys Corp.	0.3%	367	8,713
Diebold Nixdorf, Inc.	0.1%	721	3,244
Insight Enterprises, Inc.(a)	0.4%	189	10,223
NCR Corp.(a)	0.3%	296	8,409
Presidio, Inc.	0.4%	659	10,050
Sykes Enterprises, Inc.(a)	0.3%	303	9,238
Unisys Corp.(a)	0.5%	639	13,036
			62,913

Distribution & Wholesale	0.9%
Essendant, Inc.	0.3%	646	8,282
H&E Equipment Services, Inc.	0.3%	244	9,218
ScanSource, Inc.(a)	0.3%	224	8,938
			26,438

Diversified Financial Services	2.3%
Altisource Portfolio Solutions SA(a)	0.3%	298	9,605
Curo Group Holdings Corp.(a)	0.4%	340	10,278
Elevate Credit, Inc.(a)	0.3%	918	7,399
Investment Technology Group, Inc.	0.3%	437	9,465
Legg Mason, Inc.	0.3%	270	8,432
Marlin Business Services Corp.	0.3%	299	8,626

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At September 30, 2018

	% of Total Net Assets	Shares	Market Value
Diversified Financial Services (continued)	2.3%
Waddell & Reed Financial, Inc. - Class A	0.4%	484	$10,251
			64,056

Electronics	4.7%
Arrow Electronics, Inc.(a)	0.3%	120	8,846
Atkore International Group, Inc.(a)	0.4%	433	11,487
Avnet, Inc.	0.3%	211	9,446
Benchmark Electronics, Inc.	0.3%	315	7,371
Coherent, Inc.(a)	0.4%	58	9,987
Electro Scientific Industries, Inc.(a)	0.4%	560	9,772
Jabil, Inc.	0.3%	330	8,936
KEMET Corp.(a)	0.2%	336	6,233
Kimball Electronics, Inc.(a)	0.3%	463	9,098
Sanmina Corp.(a)	0.3%	306	8,446
Stoneridge, Inc.(a)	0.3%	264	7,846
SYNNEX Corp.	0.3%	90	7,623
Tech Data Corp.(a)	0.3%	109	7,801
TTM Technologies, Inc.(a)	0.3%	509	8,098
ZAGG, Inc.(a)	0.3%	530	7,817
			128,807

Energy-Alternate Sources	1.7%
FutureFuel Corp.	0.5%	669	12,403
Renewable Energy Group, Inc.(a)	0.6%	546	15,725
REX American Resources Corp.(a)	0.3%	120	9,066
TPI Composites, Inc.(a)	0.3%	317	9,050
			46,244

Engineering & Construction	3.0%
Aegion Corp. - Class A(a)	0.3%	353	8,959
Argan, Inc.	0.4%	227	9,761
IES Holdings, Inc.(a)	0.4%	535	10,433
MYR Group, Inc.(a)	0.3%	247	8,062
Orion Group Holdings, Inc.(a)	0.3%	1,127	8,509
Primoris Services Corp.	0.3%	323	8,017
Sterling Construction Co., Inc.(a)	0.4%	696	9,967
Tutor Perini Corp.(a)	0.4%	506	9,513
VSE Corp.	0.2%	189	6,262
			79,483

Entertainment	1.0%
Pinnacle Entertainment, Inc.(a)	0.4%	270	9,096
RCI Hospitality Holdings, Inc.	0.3%	297	8,794

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At September 30, 2018

	% of Total Net Assets	Shares	Market Value
Entertainment (continued)	1.0%
Speedway Motorsports, Inc.	0.3%	516	$9,211
			27,101

Environmental Control	0.4%
CECO Environmental Corp.(a)	0.4%	1,424	11,221

Food	2.1%
Dean Foods Co.	0.2%	863	6,127
Pilgrim’s Pride Corp.(a)	0.3%	469	8,484
Sanderson Farms, Inc.	0.3%	86	8,890
SpartanNash Co.	0.3%	356	7,142
SUPERVALU, Inc.(a)	0.5%	425	13,694
United Natural Foods, Inc.(a)	0.2%	219	6,559
Weis Markets, Inc.	0.3%	175	7,595
			58,491

Forest Products & Paper	1.3%
Clearwater Paper Corp.(a)	0.4%	375	11,138
Domtar Corp.	0.4%	194	10,121
Verso Corp. - Class A(a)	0.5%	420	14,141
			35,400

Healthcare-Products	0.4%
Patterson Cos, Inc.	0.4%	406	9,927

Healthcare-Services	1.9%
American Renal Associates Holdings, Inc.(a)	0.4%	547	11,842
Civitas Solutions, Inc.(a)	0.3%	570	8,407
LifePoint Health, Inc.(a)	0.5%	194	12,494
Magellan Health, Inc.(a)	0.2%	94	6,773
Molina Healthcare, Inc.(a)	0.5%	90	13,383
			52,899

Home Builders	0.9%
LGI Homes, Inc.(a)	0.3%	161	7,638
Thor Industries, Inc.	0.3%	92	7,700
Winnebago Industries, Inc.	0.3%	219	7,260
			22,598

Home Furnishings	1.5%
Daktronics, Inc.	0.3%	1,102	8,640
Ethan Allen Interiors, Inc.	0.3%	369	7,657
Flexsteel Industries, Inc.	0.3%	236	7,019
Hooker Furniture Corp.	0.2%	188	6,354

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At September 30, 2018

	% of Total Net Assets	Shares	Market Value
Home Furnishings (continued)	1.5%
Sleep Number Corp.(a)	0.4%	298	$10,961
			40,631

Household Products & Wares	0.3%
ACCO Brands Corp.	0.3%	643	7,266

Insurance	2.5%
American National Insurance Co.	0.4%	74	9,567
Assured Guaranty Ltd.	0.4%	250	10,558
CNO Financial Group, Inc.	0.4%	474	10,058
Employers Holdings, Inc.	0.4%	227	10,283
Heritage Insurance Holdings, Inc.	0.3%	556	8,240
Investors Title Co.	0.3%	49	8,227
Unum Group	0.3%	241	9,416
			66,349

Iron & Steel	0.7%
Ryerson Holding Corp.(a)	0.3%	776	8,769
Shiloh Industries, Inc.(a)	0.4%	1,045	11,495
			20,264

Leisure Time	0.9%
Nautilus, Inc.(a)	0.3%	621	8,663
Town Sports International Holdings, Inc.(a)	0.2%	684	5,917
Vista Outdoor, Inc.(a)	0.4%	569	10,179
			24,759

Machinery-Construction & Mining	0.3%
Oshkosh Corp.	0.3%	129	9,190

Machinery-Diversified	1.3%
Briggs & Stratton Corp.	0.4%	508	9,769
Eastman Kodak Co.(a)	0.3%	2,492	7,725
Hurco Cos, Inc.	0.3%	203	9,155
Ichor Holdings Ltd.(a)	0.3%	421	8,597
			35,246

Media	0.9%
Gannett Co., Inc.	0.3%	909	9,099
Houghton Mifflin Harcourt Co.(a)	0.3%	1,112	7,784
tronc, Inc.(a)	0.3%	522	8,524
			25,407

Metal Fabricate & Hardware	1.4%
Eastern Co. (The)	0.3%	310	8,804
Global Brass & Copper Holdings, Inc.	0.4%	289	10,664
LB Foster Co. - Class A(a)	0.3%	401	8,241

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At September 30, 2018

	% of Total Net Assets	Shares	Market Value
Metal Fabricate & Hardware (continued)	1.4%
Park-Ohio Holdings Corp.	0.4%	246	$9,434
			37,143

Mining	0.3%
Gold Resource Corp.	0.3%	1,321	6,790

Miscellaneous Manufacturer	2.1%
American Railcar Industries, Inc.	0.4%	224	10,326
Fabrinet(a)	0.4%	242	11,195
GP Strategies Corp.(a)	0.3%	509	8,577
Lydall, Inc.(a)	0.3%	205	8,835
Tredegar Corp.	0.3%	388	8,400
Trinseo SA	0.4%	128	10,022
			57,355

Office & Business Equipment	0.7%
Pitney Bowes, Inc.	0.3%	1,025	7,257
Xerox Corp.	0.4%	375	10,118
			17,375

Oil & Gas	5.1%
Adams Resources & Energy, Inc.	0.3%	229	9,724
Basic Energy Services, Inc.(a)	0.3%	777	7,762
Exterran Corp.(a)	0.3%	348	9,232
FTS International, Inc.(a)	0.3%	683	8,053
ION Geophysical Corp.(a)	0.2%	376	5,847
Keane Group, Inc.(a)	0.3%	687	8,498
Mammoth Energy Services, Inc.	0.3%	256	7,450
Murphy USA, Inc.(a)	0.4%	118	10,084
Par Pacific Holdings, Inc.(a)	0.4%	530	10,812
PBF Energy, Inc. - Class A	0.4%	217	10,830
ProPetro Holding Corp.(a)	0.4%	579	9,548
Quintana Energy Services, Inc.(a)	0.3%	1,102	8,089
Resolute Energy Corp.(a)	0.4%	265	10,020
SandRidge Energy, Inc.(a)	0.2%	533	5,794
SilverBow Resources, Inc.(a)	0.3%	307	8,188
Smart Sand, Inc.(a)	0.3%	1,746	7,176
			137,107

Pharmaceuticals	3.1%
Anika Therapeutics, Inc.(a)	0.4%	267	11,262
Assertio Therapeutics, Inc.(a)	0.2%	1,080	6,350
Concert Pharmaceuticals, Inc.(a)	0.3%	523	7,761
Endo International PLC(a)	0.5%	829	13,952
Lannett Co., Inc.(a)	0.1%	645	3,064
Mallinckrodt PLC(a)	0.5%	450	13,190
Natural Grocers by Vitamin Cottage, Inc.(a)	0.4%	677	11,434
Natural Health Trends Corp.	0.4%	377	8,777

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At September 30, 2018

	% of Total Net Assets	Shares	Market Value
Pharmaceuticals (continued)	3.1%
Owens & Minor, Inc.	0.3%	539	$8,904
			84,694

Real Estate	0.3%
Realogy Holdings Corp.	0.3%	399	8,235

Retail	16.1%
Abercrombie & Fitch Co. - Class A	0.3%	364	7,688
American Eagle Outfitters, Inc.	0.4%	397	9,858
Asbury Automotive Group, Inc.(a)	0.3%	131	9,006
AutoNation, Inc.(a)	0.3%	188	7,811
Barnes & Noble Education, Inc.(a)	0.4%	1,698	9,781
Barnes & Noble, Inc.	0.4%	1,728	10,022
Bassett Furniture Industries, Inc.	0.3%	337	7,161
Bed Bath & Beyond, Inc.	0.2%	443	6,645
Big 5 Sporting Goods Corp.	0.2%	1,335	6,809
Big Lots, Inc.	0.3%	227	9,486
Bloomin’ Brands, Inc.	0.3%	459	9,083
BMC Stock Holdings, Inc.(a)	0.3%	435	8,113
Brinker International, Inc.	0.3%	187	8,739
Buckle, Inc. (The)	0.3%	358	8,252
Caleres, Inc.	0.4%	273	9,790
Carrols Restaurant Group, Inc.(a)	0.3%	632	9,227
Chico’s FAS, Inc.	0.3%	1,100	9,537
Children’s Place, Inc. (The)	0.4%	78	9,968
Citi Trends, Inc.	0.3%	330	9,494
Container Store Group, Inc. (The)(a)	0.4%	1,103	12,243
Express, Inc.(a)	0.4%	966	10,684
Foot Locker, Inc.	0.3%	178	9,074
Foundation Building Materials, Inc.(a)	0.3%	592	7,382
Francesca’s Holdings Corp.(a)	0.2%	1,207	4,478
GameStop Corp. - Class A	0.3%	608	9,284
Genesco, Inc.(a)	0.4%	230	10,833
GMS, Inc.(a)	0.3%	352	8,166
Group 1 Automotive, Inc.	0.3%	131	8,502
Hibbett Sports, Inc.(a)	0.3%	398	7,482
J Alexander’s Holdings, Inc.(a)	0.4%	816	9,710
J. Jill, Inc.(a)	0.2%	1,038	6,415
Kirkland’s, Inc.(a)	0.3%	792	7,991
Michaels Cos, Inc. (The)(a)	0.3%	459	7,450
Nordstrom, Inc.	0.4%	170	10,168
Party City Holdco, Inc.(a)	0.3%	573	7,764
PC Connection, Inc.	0.4%	274	10,656
Red Robin Gourmet Burgers, Inc.(a)	0.3%	191	7,669
Regis Corp.(a)	0.4%	536	10,950
Sally Beauty Holdings, Inc.(a)	0.4%	579	10,648
Shoe Carnival, Inc.	0.4%	282	10,857
Signet Jewelers Ltd.	0.4%	153	10,087
Sportsman’s Warehouse Holdings, Inc.(a)	0.4%	1,847	10,805
Tailored Brands, Inc.	0.4%	384	9,673

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At September 30, 2018

	% of Total Net Assets	Shares	Market Value
Retail (continued)	16.1%
Tile Shop Holdings, Inc.	0.3%	1,100	$7,865
Vera Bradley, Inc.(a)	0.4%	703	10,728
World Fuel Services Corp.	0.4%	440	12,179
Zoe’s Kitchen, Inc.(a)	0.4%	934	11,880
Zumiez, Inc.(a)	0.4%	390	10,277
			438,370

Savings & Loans	1.5%
BankFinancial Corp.	0.3%	516	8,225
FS Bancorp, Inc.	0.3%	144	8,024
Greene County Bancorp, Inc.	0.3%	276	8,860
Riverview Bancorp, Inc.	0.3%	1,041	9,202
Timberland Bancorp, Inc.	0.3%	244	7,623
			41,934

Semiconductors	1.8%
Alpha & Omega Semiconductor Ltd.(a)	0.3%	652	7,583
Amkor Technology, Inc.(a)	0.3%	1,079	7,974
Photronics, Inc.(a)	0.4%	1,062	10,461
SMART Global Holdings, Inc.(a)	0.3%	298	8,565
Ultra Clean Holdings, Inc.(a)	0.2%	580	7,279
Xcerra Corp.(a)	0.3%	666	9,504
			51,366

Software	0.7%
Avid Technology, Inc.(a)	0.4%	1,767	10,478
Donnelley Financial Solutions, Inc.(a)	0.3%	502	8,996
			19,474

Telecommunications	3.1%
ATN International, Inc.	0.4%	165	12,190
Cincinnati Bell, Inc.(a)	0.3%	543	8,661
Frontier Communications Corp.	0.4%	1,753	11,377
Gogo, Inc.(a)	0.4%	2,061	10,697
Preformed Line Products Co.	0.3%	105	7,380
RigNet, Inc.(a)	0.6%	803	16,341
Spok Holdings, Inc.	0.3%	603	9,286
Windstream Holdings, Inc.(a)	0.4%	1,944	9,526
			85,458

Textiles	0.3%
Culp, Inc.	0.3%	364	8,809

Transportation	2.1%
Air Transport Services Group, Inc.(a)	0.3%	396	8,502
ArcBest Corp.	0.4%	207	10,050
PAM Transportation Services, Inc.(a)	0.5%	189	12,302
Teekay Corp.	0.3%	1,250	8,425
USA Truck, Inc.(a)	0.3%	392	7,930

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At September 30, 2018

	% of Total Net Assets	Shares	Market Value
Transportation (continued)	2.1%
YRC Worldwide, Inc.(a)	0.3%	889	$7,983
			55,192

Trucking & Leasing	0.8%
Greenbrier Cos, Inc. (The)	0.4%	171	10,277
Willis Lease Finance Corp.(a)	0.4%	296	10,215
			20,492

Total Common Stocks (Cost $2,746,602)	99.7%		2,722,484
Total Investments (Cost $2,746,602)(b)	99.7%		2,722,484
Other Assets in Excess of Liabilities	0.3%		7,144
Total Net Assets	100.0%		$2,729,628

(a)	Non income producing security.
(b)	The aggregate cost of investments for tax purposes was $2,746,602. The net unrealized depreciation was $(24,118) which consisted of aggregate gross unrealized appreciation of $218,123 and aggregate gross unrealized depreciation of $(242,241).

Summary of Investments by Country^
United States	97.2%
Bermuda	0.7
Ireland	0.5
Thailand	0.4
United Kingdom	0.4
Puerto Rico	0.4
Luxembourg	0.4
100.0%

Summary of Investments by Sector^
Consumer Cyclical	28.8%
Industrial	17.7
Financial	17.5
Consumer Non-cyclical	13.8
Energy	8.0
Technology	5.6
Basic Materials	4.5
Communications	4.1
100.0%

^	As a percentage of total investments. All stocks are listed on U.S. Exchanges.

USCF ETF TRUST

USCF SummerHaven SHPEN Index Fund

Schedule of Investments (Unaudited)

At September 30, 2018

	% of Total Net Assets	Shares	Market Value
Common Stocks	99.8%
Auto Manufacturer	2.1%
REV Group, Inc.	1.1%	1,846	$28,982
Wabash National Corp.	1.0%	1,565	28,530
			57,512

Auto Parts & Equipment	19.4%
Adient PLC	0.9%	619	24,333
Allison Transmission Holdings, Inc.	1.4%	736	38,279
American Axle & Manufacturing Holdings, Inc.(a)	1.2%	1,821	31,758
BorgWarner, Inc.	1.1%	674	28,834
Commercial Vehicle Group, Inc.(a)	1.4%	4,044	37,043
Cooper Tire & Rubber Co.	1.1%	1,095	30,989
Cooper-Standard Holdings, Inc.(a)	1.0%	223	26,756
Dana, Inc.	1.0%	1,464	27,333
Goodyear Tire & Rubber Co. (The)	1.1%	1,275	29,822
Meritor, Inc.(a)	1.0%	1,365	26,427
Miller Industries, Inc.	1.1%	1,167	31,392
Modine Manufacturing Co.(a)	0.9%	1,677	24,987
Motorcar Parts of America, Inc.(a)	1.3%	1,498	35,128
Standard Motor Products, Inc.	1.1%	625	30,763
Superior Industries International, Inc.	1.0%	1,691	28,832
Tenneco, Inc.	1.0%	673	28,360
Tower International, Inc.	1.0%	912	27,588
Visteon Corp.(a)	0.8%	223	20,717
			529,341

Building Materials	1.0%
US Concrete, Inc.(a)	1.0%	598	27,418

Coal	3.1%
CONSOL Energy, Inc.(a)	1.1%	773	31,546
Hallador Energy Co.	1.1%	4,626	28,774
Peabody Energy Corp.	0.9%	690	24,591
			84,911

Electrical Components & Equipment	2.4%
Encore Wire Corp.	1.1%	625	31,312
EnerSys	1.3%	399	34,765
			66,077

Energy-Alternate Sources	5.0%
First Solar, Inc.(a)	1.0%	556	26,922
Renewable Energy Group, Inc.(a)	1.8%	1,759	50,659
REX American Resources Corp.(a)	1.1%	391	29,540

USCF ETF TRUST

USCF SummerHaven SHPEN Index Fund

Schedule of Investments (Unaudited) (Continued)

At September 30, 2018

	% of Total Net Assets	Shares	Market Value
Energy-Alternate Sources (continued)	5.0%
TPI Composites, Inc.(a)	1.1%	1,019	$29,092
			136,213

Environmental Control	1.1%
Pentair PLC	1.1%	709	30,735

Food	2.8%
Dean Foods Co.	0.7%	2,779	19,731
Pilgrim’s Pride Corp.(a)	1.0%	1,530	27,677
Sanderson Farms, Inc.	1.1%	278	28,737
			76,145

Forest Products & Paper	4.9%
Domtar Corp.	1.2%	628	32,763
PH Glatfelter Co.	1.0%	1,484	28,359
Schweitzer-Mauduit International, Inc.	1.0%	684	26,204
Verso Corp. - Class A(a)	1.7%	1,373	46,229
			133,555

Hand & Machine Tools	1.3%
Kennametal, Inc.	1.3%	842	36,678

Iron & Steel	4.6%
Carpenter Technology Corp.	1.2%	541	31,892
Ryerson Holding Corp.(a)	1.0%	2,500	28,250
Shiloh Industries, Inc.(a)	1.4%	3,406	37,466
United States Steel Corp.	1.0%	856	26,091
			123,699

Machinery-Construction & Mining	2.1%
Oshkosh Corp.	1.1%	421	29,992
Terex Corp.	1.0%	692	27,618
			57,610

Machinery-Diversified	6.4%
AGCO Corp.	1.1%	497	30,213
Alamo Group, Inc.	1.1%	327	29,957
Briggs & Stratton Corp.	1.1%	1,635	31,441
Hurco Cos, Inc.	1.1%	659	29,721
Ichor Holdings Ltd.(a)	1.0%	1,359	27,751
Manitowoc Co., Inc. (The)(a)	1.0%	1,121	26,893
			175,976

Mining	4.3%
Alcoa Corp.(a)	0.9%	624	25,210
Century Aluminum Co.(a)	0.9%	2,009	24,048
Gold Resource Corp.	0.8%	4,253	21,860
Kaiser Aluminum Corp.	1.1%	283	30,864

USCF ETF TRUST

USCF SummerHaven SHPEN Index Fund

Schedule of Investments (Unaudited) (Continued)

At September 30, 2018

	% of Total Net Assets	Shares	Market Value
Mining (continued)	4.3%
Tahoe Resources, Inc.(a)	0.6%	6,120	$17,075
			119,057

Miscellaneous Manufacturer	3.6%
American Railcar Industries, Inc.	1.2%	724	33,376
Harsco Corp.(a)	1.4%	1,350	38,542
Tredegar Corp.	1.0%	1,252	27,106
			99,024

Oil & Gas	29.7%
Adams Resources & Energy, Inc.	1.2%	746	31,675
Basic Energy Services, Inc.(a)	0.9%	2,507	25,045
C&J Energy Services, Inc.(a)	1.0%	1,302	27,082
Carrizo Oil & Gas, Inc.(a)	1.0%	1,043	26,284
CVR Energy, Inc.	1.2%	827	33,262
Dawson Geophysical Co.(a)	0.9%	3,818	23,633
Exterran Corp.(a)	1.1%	1,126	29,873
FTS International, Inc.(a)	0.9%	2,198	25,914
Gulfport Energy Corp.(a)	0.9%	2,344	24,401
ION Geophysical Corp.(a)	0.7%	1,225	19,049
Keane Group, Inc.(a)	1.0%	2,249	27,820
Laredo Petroleum, Inc.(a)	0.9%	3,118	25,474
Mammoth Energy Services, Inc.	0.9%	840	24,444
Murphy Oil Corp.	1.1%	914	30,473
Murphy USA, Inc.(a)	1.2%	381	32,560
Par Pacific Holdings, Inc.(a)	1.3%	1,738	35,455
PBF Energy, Inc. - Class A	1.3%	711	35,486
ProPetro Holding Corp.(a)	1.1%	1,891	31,183
Quintana Energy Services, Inc.(a)	0.9%	3,551	26,064
Resolute Energy Corp.(a)	1.2%	867	32,781
RPC, Inc.	1.1%	1,946	30,124
SandRidge Energy, Inc.(a)	0.7%	1,740	18,914
SEACOR Holdings, Inc.(a)	1.0%	545	26,928
SilverBow Resources, Inc.(a)	1.0%	987	26,323
Smart Sand, Inc.(a)	0.9%	5,611	23,061
Superior Energy Services, Inc.(a)	1.1%	3,056	29,765
Unit Corp.(a)	1.0%	1,110	28,927
US Silica Holdings, Inc.	0.8%	1,127	21,221
W&T Offshore, Inc.(a)	1.4%	3,913	37,721
			810,942

Packaging & Containers	3.4%
Owens-Illinois, Inc.(a)	1.2%	1,782	33,484
Silgan Holdings, Inc.	1.1%	1,101	30,608

USCF ETF TRUST

USCF SummerHaven SHPEN Index Fund

Schedule of Investments (Unaudited) (Continued)

At September 30, 2018

	% of Total Net Assets	Shares	Market Value
Packaging & Containers (continued)	3.4%
Sonoco Products Co.	1.1%	559	$31,025
			95,117
Retail	1.4%
World Fuel Services Corp.	1.4%	1,419	39,278

Trucking & Leasing	1.2%
Greenbrier Cos, Inc. (The)	1.2%	553	33,235

Total Common Stocks (Cost $2,853,288)	99.8%		2,732,523
Total Investments (Cost $2,853,288)(b)	99.8%		2,732,523
Other Assets in Excess of Liabilities	0.2%		4,389
Total Net Assets	100.0%		$2,736,912

(a)	Non income producing security.
(b)	The aggregate cost of investments for tax purposes was $2,853,288. The net unrealized depreciation was $(120,765), which consisted of aggregate gross unrealized appreciation of $173,740 and aggregate gross unrealized depreciation of $(294,505).

Summary of Investments by Country^
United States	98.9%
United Kingdom	1.1
100.0%

Summary of Investments by Sector^
Energy	37.8%
Consumer Cyclical	22.9
Industrial	22.7
Basic Materials	13.8
Consumer Non-cyclical	2.8
100.0%

^	As a percentage of total investments. All stocks are listed on U.S. Exchanges.

USCF ETF TRUST

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund

Consolidated Schedule of Investments (Unaudited)

At September 30, 2018

Besides the following listed futures contracts, treasury bills, money market funds and time deposits of the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (the “Fund”) and its wholly-owned subsidiary, there were no additional investments held by the Fund at September 30, 2018.

The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2018:

				Value/
				Unrealized Gain
				(Loss) on Open
	Number of	Notional	Expiration	Futures	% of Total
	Contracts	Amount	Date	Contracts	Net Assets
Open Futures Contracts - Long
Foreign Contracts
LME Tin Futures LT October 2018 contracts	5	$499,375	Oct-18	$(27,500)	(0.4)%
LME Nickel Futures LN November 2018 contracts	9	752,331	Nov-18	(74,053)	(1.2)%
ICE Gas Oil Futures QS December 2018 contracts	6	390,625	Dec-18	42,125	0.7%
ICE Brent Crude Oil Futures CO February 2019 contracts	6	429,140	Dec-18	61,840	1.0%
LME Tin Futures LT January 2019 contracts	5	471,675	Jan-19	(62)	0.0%*
LME Zinc Futures LX January 2019 contracts	7	435,810	Jan-19	20,415	0.3%
	38	2,978,956		22,765	0.4%
United States Contracts
NYMEX RBOB Gasoline Futures RB December 2018 contracts	5	399,231	Nov-18	36,666	0.6%
ICE Cotton #2 Futures CT December 2018 contracts	12	476,005	Dec-18	(17,785)	(0.3)%
ICE Cocoa Futures CC December 2018 contracts	21	563,740	Dec-18	(131,770)	(2.1)%
CME Lean Hogs Futures LH December 2018 contracts	20	457,350	Dec-18	6,050	0.1%
COMEX Gold Futures GC December 2018 contracts	4	483,730	Dec-18	(5,250)	(0.1)%
CME Feeder Cattle Futures FC January 2019 contracts	6	463,625	Jan-19	325	0.0%*
NYMEX WTI Crude Oil Futures CL March 2019 contracts	6	389,350	Feb-19	45,710	0.7%
CBOT Wheat Futures W March 2019 contracts	17	489,250	Mar-19	(41,087)	(0.6)%
NYMEX Heating Oil Futures HO April 2019 contracts	5	456,158	Mar-19	33,856	0.5%
NYMEX Natural Gas Futures NG May 2019 contracts	18	466,120	Apr-19	4,220	0.1%
	114	4,644,559		(69,065)	(1.1)%

USCF ETF TRUST

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

At September 30, 2018

	Number of Contracts	Notional Amount	Expiration Date	Value/ Unrealized Gain (Loss) on Open Futures Contracts	% of Total Net Assets
Open Futures Contracts - Short**
Foreign Contracts
LME Tin Futures LT October 2018 contracts	5	$(472,095)	Oct-18	$195	0.0%*
LME Nickel Futures LN November 2018 contracts	3	(258,360)	Nov-18	32,229	0.5%
LME Zinc Futures LX January 2019 contracts	7	(443,959)	Jan-19	(12,305)	(0.2)%
	15	(1,174,414)		20,119	0.3%
Total Open Futures Contracts***	167	$6,449,101		$(26,181)	(0.4)%

USCF ETF TRUST

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

At September 30, 2018

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
2.03%, 11/08/2018	$300,000	$299,365	4.7%
2.05%, 11/15/2018	350,000	349,112	5.5%
2.07%, 11/23/2018	550,000	548,341	8.6%
2.09%, 11/29/2018	50,000	49,830	0.8%
2.09%, 12/06/2018	300,000	298,861	4.7%
2.10%, 12/20/2018	700,000	696,758	10.9%
2.07%, 1/03/2019	100,000	99,466	1.5%
2.14%, 1/10/2019	100,000	99,405	1.5%
2.07%, 1/31/2019	300,000	297,926	4.7%
2.20%, 2/21/2019	200,000	198,268	3.1%
2.18%, 2/28/2019	300,000	297,319	4.6%
2.19%, 3/28/2019	300,000	296,818	4.6%
Total Treasury Obligations (Cost $3,531,469)		$3,531,469	55.2%

United States - Money Market Funds
Fidelity Investments Money Market Funds - Government Portfolio	50,000	50,000	0.8%
Goldman Sachs Financial Square Funds - Government Fund - Class FS	1,050,000	1,050,000	16.4%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	195,000	195,000	3.0%
Total Money Market Funds (Cost $1,295,000)		$1,295,000	20.2%

	Face Amount
Time Deposits
Brown Brothers Harriman & Co., 1.54% due 10/01/2018	4,185	4,185	0.1%
Citibank, 1.54% due 10/01/2018	70,001	70,001	1.1%
Total Time Deposits (Cost $74,186)		$74,186	1.2%

Total Cash Equivalents (Cost $4,900,655)		$4,900,655	76.6%

USCF ETF TRUST

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

At September 30, 2018

	Principal Amount	Market Value	% of Total Net Assets
Short-Term Investments
United States Treasury Obligations
U.S. Treasury Bills:
2.25%, 4/25/2019	$300,000	$296,206	4.7%
2.29%, 5/23/2019	500,000	492,720	7.7%
2.35%, 6/20/2019	300,000	294,963	4.6%
Total Treasury Obligations (Cost $1,083,889)		$1,083,889	17.0%
Total Short-Term Investments (Cost $1,083,889)		$1,083,889	17.0%
Total Investments (Cost $5,984,544)(a)		$5,958,363	93.2%
Other Assets in Excess of Liabilities		435,581	6.8%
Total Net Assets		$6,393,944	100.0%

*	Position represents less than 0.05%.
**	All short contracts are offset by long positions in Futures Contracts and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
***	Collateral amounted to $685,859 on open futures contracts.
(a)	The aggregate cost of investments for tax purposes was $5,984,544.

Summary of Investments by Country^
United States	99.2%
United Kingdom	0.7
Cayman Islands	0.1
100.0%

^	As a percentage of total investments. All securities are listed on U.S. Exchanges.

USCF ETF TRUST

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the valuation of securities at September 30, 2018 for the Funds, using the fair value hierarchy:

USCF SummerHaven SHPEI Index Fund

At September 30, 2018	Total	Level 1	Level 2	Level 3
Investments, at fair value
Common Stocks:
Aerospace & Defense	$11,207	$11,207	$—	$—
Agriculture	11,845	11,845	—	—
Airlines	32,204	32,204	—	—
Apparel	17,825	17,825	—	—
Auto Manufacturer	17,620	17,620	—	—
Auto Parts & Equipment	126,838	126,838	—	—
Banks	294,962	294,962	—	—
Biotechnology	15,690	15,690	—	—
Building Materials	37,138	37,138	—	—
Chemicals	60,944	60,944	—	—
Coal	35,652	35,652	—	—
Commercial Services	136,075	136,075	—	—
Computers	62,913	62,913	—	—
Distribution & Wholesale	26,438	26,438	—	—
Diversified Financial Services	64,056	64,056	—	—
Electronics	128,807	128,807	—	—
Energy-Alternate Sources	46,244	46,244	—	—
Engineering & Construction	79,483	79,483	—	—
Entertainment	27,101	27,101	—	—
Environmental Control	11,221	11,221	—	—
Food	58,491	58,491	—	—
Forest Products & Paper	35,400	35,400	—	—
Healthcare-Products	9,927	9,927	—	—
Healthcare-Services	52,899	52,899	—	—
Home Builders	22,598	22,598	—	—
Home Furnishings	40,631	40,631	—	—
Household Products & Wares	7,266	7,266	—	—
Insurance	66,349	66,349	—	—
Iron & Steel	20,264	20,264	—	—
Leisure Time	24,759	24,759	—	—
Machinery-Construction & Mining	9,190	9,190	—	—

USCF ETF TRUST

At September 30, 2018	Total	Level 1	Level 2	Level 3
Machinery-Diversified	35,246	35,246	—	—
Media	25,407	25,407	—	—
Metal Fabricate & Hardware	37,143	37,143	—	—
Mining	6,790	6,790	—	—
Miscellaneous Manufacturer	57,355	57,355	—	—
Office & Business Equipment	17,375	17,375	—	—
Oil & Gas	137,107	137,107	—	—
Pharmaceuticals	84,694	84,694	—	—
Real Estate	8,235	8,235	—	—
Retail	438,370	438,370	—	—
Savings & Loans	41,934	41,934	—	—
Semiconductors	51,366	51,366	—	—
Software	19,474	19,474	—	—
Telecommunications	85,458	85,458	—	—
Textiles	8,809	8,809	—	—
Transportation	55,192	55,192	—	—
Trucking & Leasing	20,492	20,492	—	—
Total Investments, at fair value	$2,722,484	$2,722,484	$—	$—

USCF SummerHaven SHPEN Index Fund

At September 30, 2018	Total	Level 1	Level 2	Level 3
Investments, at fair value
Common Stocks:
Auto Manufacturer	$57,512	$57,512	$—	$—
Auto Parts & Equipment	529,341	529,341	—	—
Building Materials	27,418	27,418	—	—
Coal	84,911	84,911	—	—
Electrical Components & Equipment	66,077	66,077	—	—
Energy-Alternate Sources	136,213	136,213	—	—
Environmental Control	30,735	30,735	—	—
Food	76,145	76,145	—	—
Forest Products & Paper	133,555	133,555	—	—
Hand & Machine Tools	36,678	36,678	—	—
Iron & Steel	123,699	123,699	—	—
Machinery-Construction & Mining	57,610	57,610	—	—
Machinery-Diversified	175,976	175,976	—	—
Mining	119,057	119,057	—	—
Miscellaneous Manufacturer	99,024	99,024	—	—
Oil & Gas	810,942	810,942	—	—
Packaging & Containers	95,117	95,117	—	—
Retail	39,278	39,278	—	—
Trucking & Leasing	33,235	33,235	—	—
Total Investments, at fair value	$2,732,523	$2,732,523	$—	$—

USCF ETF TRUST

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund

At September 30, 2018	Total	Level 1	Level 2	Level 3
Investments
Cash Equivalents:
Time Deposits	$74,186	$74,186	$—	$—
United States Treasury Obligations	3,531,469	3,531,469	—	—
United States - Money Market Funds	1,295,000	1,295,000	—	—
Total Cash Equivalents, at value	$4,900,655	$4,900,655	$—	$—
Short-Term Investments:
United States Treasury Obligations	$1,083,889	$1,083,889	$—	$—
Total Short-Term Investments, at value	$1,083,889	$1,083,889	$—	$—
Exchange-Traded Futures Contracts:
Foreign Contracts	$42,884	$42,884	$—	$—
United States Contracts	(69,065)	(69,065)	—	—
Total Exchange-Traded Futures Contracts	$(26,181)	$(26,181)	$—	$—
Total Investments	$5,958,363	$5,958,363	$—	$—

For the three months ended September 30, 2018, the Funds did not have any transfers between Level 1, Level 2 and Level 3 securities.

Notes to Schedules of Investments – September 30, 2018 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Basis of Consolidation

The USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund’s (the “Fund”) Consolidated Schedule of Investments includes the holdings, including any investments in derivatives, of both the Fund and its consolidated trading subsidiary, USCF Cayman Commodity 2 (the “Subsidiary”). The Subsidiary, which is organized in the Cayman Islands and wholly-owned by the Fund, enables the Fund to hold derivatives, including futures contracts, and satisfy regulated investment company tax requirements provided that the Fund may only invest up to 25 percent of its total assets in the Subsidiary. Holdings specific to the Subsidiary are noted on the Consolidated Schedule of Investments.

As of September 30, 2018, net assets of the Fund and the Subsidiary were as follows:

		% of Fund Represented by
Total Net Assets	Subsidiary Net Assets	Subsidiary’s Net Assets
$ 6,393,944	$ 1,359,565	21.3%

Security Valuation

Securities are valued at closing bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the USCF ETF Trust (the “Trust” or the “Registrant”) Board of Trustees. Investments in money market mutual funds are stated at net asset value (the “NAV”).

With respect to the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund, the Fund administrator uses the closing prices on the relevant Futures Exchanges of the Component Futures Contracts for the contracts held on the Futures Exchanges, but calculates or determines the value of all other investments of the Fund using market quotations, if available, or other information customarily used to determine the fair value of such investments.

Use of Estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Expenses

Expenses of the Fund, which are directly identifiable to the Funds are applied to each Fund, and are paid directly by USCF Advisers LLC (the “Adviser”).

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis. Futures contracts ordinarily should be valued at the settlement prices quoted by market makers to determine appreciation or depreciation.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USCF ETF TRUST

By:	/s/ John P. Love

John P. Love

President (Principal Executive Officer)

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Love

John P. Love

President (Principal Executive Officer)

Date: November 21, 2018

By:	/s/ Stuart P. Crumbaugh

Stuart P. Crumbaugh

Treasurer (Principal Financial Officer)

Date: November 21, 2018